FAIR VALUE OF FINANCIAL INSTRUMENTS - Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Aug. 20, 2019
Interest Rate Swap | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap	$ 9.0	$ 6.6
Interest Rate Swap | Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap	0.0	0.0
Interest Rate Swap | Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap	9.0	6.6
Interest Rate Swap | Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap	0.0	0.0
Fully
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration obligations			$ 2.0
Maximum future payments under the agreement			$ 15.0
Fully | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration obligations	14.5	2.0
Fully | Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration obligations	0.0	0.0
Fully | Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration obligations	0.0	0.0
Fully | Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration obligations	$ 14.5	$ 2.0